Summary of Material Accounting Policies - Interest-bearing borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Vessels' cost
Property, plant and equipment
Vessels pledged as collateral	$ 702,526,997	$ 802,677,503